Short-Term Borrowings - Summary of Federal Funds Purchased and Other Short-term Borrowings (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Federal Funds Purchased [Member]
Short-term Debt [Line Items]
Maximum indebtedness during the year	$ 20,000,000	$ 20,000,000
Average balance during the year	$ 119,000	$ 116,000	$ 69,000
Average rate paid during the year	1.68%	0.86%	0.53%
Short Term Borrowings [Member]
Short-term Debt [Line Items]
Outstanding balance at year end	$ 56,900,000	$ 31,000,000	$ 53,700,000
Maximum indebtedness during the year	115,050,000	70,400,000	64,700,000
Average balance during the year	$ 38,825,000	$ 10,483,000	$ 26,880,000
Average rate paid during the year	1.12%	0.42%	0.20%
Interest rate on year end balance	1.42%	0.64%	0.35%